401(k) Savings Plan - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, plan name	401(k)		401(k)
Maximum
Defined Benefit Plan Disclosure [Line Items]
Total contribution matching expense	$ 100,000	$ 100,000	$ 100,000	$ 100,000